Exhibit 99.1

The Directors

NRAM Limited (the “Vendor”)

Croft Road

Crossflatts

Bingley

BD16 2UA

16 February 2021

Dear Sirs

Report (the “AUP Report”) of factual findings from the agreed upon procedures performed in relation to the proposed disposal of the Buy-to-Let (“BTL”) and Commercial Buy-to-Let (“CBTL”) mortgage loan portfolio (the “Pool 1 Portfolio”) originated or acquired by NRAM Limited in connection with the Project Jupiter transaction (the “Transaction”)

1.	This AUP Report is produced in accordance with the terms of our agreement dated 14 August 2019 (the “Engagement Letter”), a copy of which is attached as Appendix 3.

2.	This AUP Report is addressed to the directors of the Vendor as defined in the Engagement Letter solely to assist them in connection with their due diligence obligations relating to the Transaction.

3.

It is the responsibility of the Vendor to take all reasonable care to ensure that any data provided to us has been properly extracted from the computer systems of the Vendor and for the creation and maintenance of all accounting records supporting that data. You are responsible for determining whether the scope of the Services is sufficient for your purposes.

4.	We set out in Appendix 1 and Appendix 2 the procedures we have performed, as agreed with you, together with our findings.

5.

Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 ‘Engagements to perform agreed-upon procedures regarding financial information’. Our procedures, as stated in our agreement, did not constitute an examination made in accordance with generally accepted auditing standards, the objective of which would be the expression of assurance on the data provided to us by the Vendor. We do not express such assurance. Had we performed additional procedures or had we performed an audit or review of the data in accordance with generally accepted auditing standards, other matters might have come to our attention that we would have reported to you.

6.

Our obligations in respect of this AUP Report are entirely separate from, and our responsibility and liability is in no way changed by, any other role we may have (or may have had) as auditors of the Vendor or otherwise. Nothing in this AUP Report, nor anything said or done in the course of or in connection with the Services, will extend any duty of care we may have had in our capacity as auditors of any financial statements of the Vendor.

7.

This AUP Report is solely for your use in connection with the purpose specified above and as set out in the Engagement Letter. No part of this AUP Report is to be copied or distributed to any other party except as permitted under the terms of our Engagement Letter. We do not accept any liability or responsibility to any third party.

PricewaterhouseCoopers LLP, 7 More London Riverside, London SE1 2RT

T: +44 (0) 20 7583 5000, F: +44 (0) 20 7212 4652, www.pwc.co.uk

PricewaterhouseCoopers LLP is a limited liability partnership registered in England with registered number OC303525. The registered office of PricewaterhouseCoopers LLP is 1 Embankment Place, London WC2N 6RH. PricewaterhouseCoopers LLP is authorised and regulated by the Financial Conduct Authority for designated investment business.

8.

The procedures in this AUP Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP Report may be used by the Vendor to establish a due diligence defence under Section 11 of the US Securities Act or a defence analogous to the due diligence defence available under such section. However, we accept no responsibility for, and express no view as to the effectiveness of such use of the AUP Report.

Yours faithfully

PricewaterhouseCoopers LLP

Chartered Accountants

London

Appendix 1 to the AUP Report

Procedures performed in relation to the Vendor’s BTL and CBTL mortgage loan portfolio in the managed portfolio for the Transaction as at 30 June 2020 (the “Cut-Off Date”).

You asked us to select a random sample of BTL and CBTL mortgage loans from the Sample Selection File (“SSF”) with the following name “Full Account list Jupiter_V2 Sub_JD_2018_11” sent on 21/12/18 (the “Sample Selection Date”), in proportion to the size of each pool. In accordance with your instructions, the size of the sample (the “Selected Sample”) was based on statistical sampling techniques using the following criteria.

•	99% confidence level

•	0% expected error rate

•	1% maximum error rate

You asked us to assume that the population of loans is homogeneous and the size of the resulting sample is 453. You agreed the calculated sample size as being sufficient and appropriate for the purposes of this engagement.

Furthermore, in accordance with your instructions, we selected an additional random sample of 106 mortgage loans from the Extraction File, to be used in substitution for any of the mortgage loans included in the Selected Sample that redeemed between the Sample Selection Date and the Cut-Off Date (the “Reserve Sample”). We used 96 loans from the Reserve Sample.

Following the determination of the Selected Sample and Reserve Sample we were provided with an Extraction File (“EF”) with the following name, “1906 Jupiter Data For PWC AUP Report - Exc CBTL.xlsx” (for all non-CBTL loans in the portfolio), “1906 Jupiter Data For PWC AUP Report - CBTL.xlsx” (for all CBTL loans in the portfolio) sent on 08/07/19, “1910 Jupiter Data For PWC AUP Report - Exc CBTL.xlsx” sent on 11/12/2019, June 2020 PWC Data Tape_Pool CBTL_V1.0 var.xlsx on 08/09/2020 and June 2020 PWC Data Tape_Pool Excl CBTL_V2.2.xlsx sent on 27/09/2020.

As of 30 September 2020, the following accounts had been redeemed at a unitary level:

PA497, PA500, PA509, PA516, PA002, PA005, PA008, PA009, PA020, PA022, PA023, PA039, PA042, PA045, PA050, PA058, PA064, PA068, PA086, PA089, PA091, PA092, PA101, PA102, PA106, PA108, PA114, PA122, PA124, PA126, PA134, PA138, PA139, PA145, PA146, PA149, PA150, PA157, PA165, PA167, PA172, PA174, PA186, PA189, PA192, PA201, PA203, PA213, PA219, PA226, PA230, PA236, PA239, PA244, PA247, PA256, PA274, PA275, PA278, PA279, PA281, PA282, PA297, PA298, PA308, PA311, PA341, PA346, PA354, PA360, PA366, PA367, PA373, PA375, PA386, PA391, PA392, PA406, PA407, PA408, PA412, PA416, PA417, PA419, PA420, PA422, PA432, PA440, PA452, PA458, PA472, PA473, PA481, PA492, PA535, PA537

For the avoidance of doubt, “Missing” records instances where the corresponding document was unavailable. Instances where a document is available but has sections or pages missing would be recorded as an “Exception”.

Valuation Archive File refers to the file Copy of All Valuations.xlsx received on 07/10/2020.

When checking that a document bears a signature, we will only check the existence of a signature and make no representation on the integrity of the signature.

We will not undertake any procedures to confirm compliance of the mortgage loans with your origination or valuation policies and procedures, and will not perform any procedures on data fields appearing in the Extraction File other than as referred to below.

Where loans have been migrated from UFSS to iConnect we have re-performed the system procedures for all tests.

Where the datatape has been corrected, following exceptions noted in earlier phases of the Agreed-Upon-Procedures, previously recorded exceptions have remained as exceptions as corrections only apply to the sample and not the whole pool. Management comments have been added where this is the case.

Appendix 1 - Procedures and Results for Pool 1 Portfolio

	Description of Agreed Upon Procedure	Results

1

Account Number

We will agree the account number appearing in the Extraction File in column “SU02: Main Account Number” to the account number appearing in the Mortgage System.

We will report as an error if the account number shown on the Extraction File in column “SU02: Main Account Number” does not agree with that shown on the Mortgage System.

1) 0 exceptions noted.

2

Borrower Name

a)  We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Mortgage System and;

b)  the following documents to the Extraction file:

i)   Application Form (“AF”);

ii)  Offer Letter (“OL”);

iii)   Original Valuation Report (“VR”);

iv)   Registered Legal Charge, or COT or ROT (“TD”); and

v)  Borrowers Proof of ID (“PoID”).

•  We will report as an error if the borrower name(s) shown on the Extraction File in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 does/do not agree with that/those shown on any of the documents above or the Mortgage System except for the following conditions as instructed by the Vendor:

2

a)  0 exceptions noted.

b)  i) 8 missing documents noted:

PA521, PA007, PA011, PA285,

PA353, PA384, PA418, PA546

1 exception noted:

PA498

ii) 5 missing documents noted:

PA521, PA011, PA012, PA198, PA546

2 exceptions noted:

PA498, PA486

iii) 17 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

•  We will not report as an error where the difference relates only to the spelling of forenames, surnames, instances where a middle name has been omitted but the forename and surname agree or a change in name supported by documentation on the Mortgage File.

•  We will not report as an error where a borrower’s name does not agree because a borrower has been removed, added or amended to the Mortgage since origination and evidence is provided to support the update to the mortgage records i.e. an additional application form, marriage certificate, death certificate or change of parties’ document.

•  For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower name(s) will not be present and therefore a pass will be recorded.

•  We will not report as an error for Proof of ID where an online application form was used, and the system notes confirm borrower ID checks have been verified.

•  For the avoidance of doubt, where a Broker Confirmation is presented, and it confirms that Proof of ID has been seen by the Broker a pass will be recorded.

•  We will not report as an exception where the borrower’s full name cannot be matched to the relevant document due to being initialised if the full name has been tied to the Offer Letter.

PA421, PA423, PA529, PA444, PA546

1 exception noted:

PA494

1 was not applicable:

PA522

iv) 1 missing document noted:

PA523

0 exceptions noted.

v) 65 missing documents noted:

PA501, PA006, PA010, PA011,

PA012, PA018, PA036, PA049,

PA051, PA054, PA057, PA067,

PA072, PA078, PA096, PA098,

PA104, PA140, PA164, PA181,

PA198, PA207, PA210, PA215,

PA218, PA224, PA225, PA229,

PA240, PA241, PA253, PA254,

PA257, PA259, PA260, PA269,

PA285, PA286, PA287, PA296,

PA305, PA321, PA324, PA338,

PA350, PA351, PA353, PA361,

PA368, PA379, PA384, PA388,

PA394, PA399, PA418, PA444,

PA445, PA447, PA451, PA453,

PA486, PA493, PA530, PA533,

PA546

0 exceptions noted.

•  For the avoidance of doubt, on a valuation report test we will not report as an exception where, in the case of more than one borrower, one of the borrower’s name doesn’t agree, but the other does.

•  We will not report as an exception where the copy of the ID is illegible, but the file contains a document which indicates it is a certified copy of the person’s ID.

•  We will not report as an exception if there is no ID and the mortgage loan is being granted to an existing customer of the Vendor as evidenced either by the loan being a further advance (i.e. sub account 2 or higher) or the application form detailing other Savings or Mortgage products with the Vendor.

•  For loans which are held by a company we have agreed identity to the certificate of incorporation, limited to datafield SU106.

•  Where the Valuation Report is addressed to the Originator and not the borrower, we have recorded the test as ‘Not Applicable’.

3

Security Address and Out code

a)  For each mortgage loan, we will check whether the property address and out code shown on the Mortgage System agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

b)  For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the:

3 a) 0 exceptions noted. b) i) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546

i.   Offer Letter; Further Advance Offer Letter

ii.  Original Valuation Report; and

iii.   One of Registered Legal Charge, COT, ROT, Mortgage Deed or Land registry.

•  We will report as an error if the property address (including out code) shown on the Mortgage System does/do not agree with that/those shown on any of the documents above. We will not record as an error where the out-code portion of the postcode agrees but the in code does not.

•  In cases where the property was purchased as a new build, we have not reported an exception where the property address can be agreed to the COT or HMLR.

c)  For each mortgage loan, we will check the Government Region code shown in the Extraction File in column “SU54a: Property Postcode” is either, England, Scotland, Wales or Northern Ireland by reference to the postcode being agreed to the Royal Mail Postcode Checker.

•  We will not report as an exception where the difference relates only to spelling (other than the out code) and there is supporting documentation on the Mortgage File to indicate that they refer to the same property.

•  For newly built properties, if there is evidence on the Mortgage File from a solicitor or HMLR Direct that shows the postal address and the original plot address to be the same property, this will not be classed as an error.

5 exceptions noted:

PA523, PA069, PA289, PA321, PA384

ii) 17 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

PA421, PA423, PA529, PA444,

PA546

3 exceptions noted:

PA069, PA223, PA321

iii) 1 missing document noted:

PA523

4 exceptions noted:

PA069, PA223, PA321, PA378

c)  0 exceptions noted.

•  Where the supporting document(s) have been manually written on or amended, we will report as an error if these changes do not bear the borrower(s)’s initial(s) or signature(s).

•  We will not report as an exception where the supporting document(s) or Mortgage System do not show the region or county, but all other lines of the property address agree including the out code.

•  We will not report as an exception where a change of property has occurred since the initial mortgage application and the new property address is held on the Mortgage File and agrees to the Offer Letter, Valuation Report and Registered Legal Charge.

•  For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower address will not be present and therefore a pass will be recorded.

•  For the avoidance of doubt, where a house name instead of a house number is presented and all the other details match, a pass will be recorded.

CBTL

•  For CBTL loans the highest value security for the loan selected has been selected for this procedure.

•  For CBTL loans, where there is a difference noted between the Offer Letter and the Extraction File, an exception will not be reported provided there is a memorandum of release or request for funds included in the mortgage file which details the correct security.

4

Property Type

a)  We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Mortgage System; and

b)  the Original Valuation Report using the mapping provided to us by management.

•  We will not report an error where the Extraction File contains ‘ND’ (No Data available) or ‘Other’, this will be ‘Not Applicable’.

•  For the avoidance of doubt where the Extraction File states Property Type as ‘Flat’, or ‘Apartment’, or ‘Maisonette’, we have not recorded an exception where the Valuation Report describes the property as one of these property types.

4

a)  0 exceptions noted.

63 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA001,

PA003, PA004, PA006, PA007,

PA010, PA011, PA012, PA013,

PA014, PA093, PA111, PA185,

PA194, PA211, PA218, PA241,

PA262, PA305, PA318, PA319,

PA332, PA363, PA387, PA411,

PA423, PA525, PA526, PA527,

PA528, PA529, PA015, PA016,

PA437, PA471, PA546

b)  9 missing documents noted:

PA053, PA079, PA166, PA198,

PA260, PA353, PA384, PA421,

PA444

23 exceptions noted:

PA090, PA096, PA117, PA119,

PA153, PA154, PA170, PA207,

PA253, PA257, PA299, PA301,

PA307, PA314, PA334, PA339,

PA355, PA356, PA361, PA388,

PA399, PA477, PA486

63 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA001,

PA003, PA004, PA006, PA007,

PA010, PA011, PA012, PA013,

PA014, PA093, PA111, PA185,

PA194, PA211, PA218, PA241,

PA262, PA305, PA318, PA319,

PA332, PA363, PA387, PA411,

PA423, PA525, PA526, PA527,

PA528, PA529, PA015, PA016,

PA437, PA471, PA546

5

Property Tenure

a)  For each mortgage loan, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” to the Mortgage System; and

b)  with the tenure of property recorded in the COT or HMLR. Where there is a difference, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure”, with the tenure of property recorded within the title deeds or any letter from the solicitor, valuer (including Valuation Report), HMLR, Registrar of Scotland or Sasine Register confirming tenure.

•  We will report as an exception all instances where the tenure of the property as recorded on the Extraction File in column “SU104: Tenure” is different from the actual tenure reported in the COT, title deeds or any letter from the solicitor, valuer or HMLR except where either the Extraction File has recorded the tenure of the property as ‘Feudal’, ‘Feuhold’, or ‘Absolute Ownership’ and where the tenure of the property reported on the COT, title deeds or any letter from the solicitor, valuer or HMLR is described as ‘Freehold’, or vice versa.

5

a)  0 exceptions noted.

41 were not applicable:

PA026, PA041, PA044, PA066,

PA076, PA130, PA144, PA152,

PA158, PA164, PA171, PA199,

PA209, PA214, PA216, PA228,

PA245, PA248, PA258, PA283,

PA285, PA292, PA304, PA322,

PA326, PA336, PA340, PA342,

PA345, PA396, PA425, PA433,

PA455, PA467, PA468, PA474,

PA475, PA476, PA480, PA485,

PA536

b)  2 missing documents noted:

PA511, PA523

46 exceptions noted:

PA001, PA004, PA006, PA011,

PA013, PA014, PA040, PA082,

PA090, PA096, PA098, PA111,

PA113, PA115, PA132, PA148,

PA154, PA173, PA179, PA181,

PA194, PA196, PA222, PA233,

PA240, PA257, PA259, PA266,

PA271, PA287, PA310, PA314,

PA339, PA349, PA356, PA371,

PA394, PA015, PA016, PA427,

PA429, PA466, PA471, PA486,

PA542, PA546

41 were not applicable:

PA026, PA041, PA044, PA066,

PA076, PA130, PA144, PA152,

• We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

PA158, PA164, PA171, PA199,

PA209, PA214, PA216, PA228,

PA245, PA248, PA258, PA283,

PA285, PA292, PA304, PA322,

PA326, PA336, PA340, PA342,

PA345, PA396, PA425, PA433,

PA455, PA467, PA468, PA474,

PA475, PA476, PA480, PA485,

PA536

6

Origination Date

a)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the Mortgage System. We will report as an error if the original origination date shown on the Extraction File in column “SU12: Completion Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. We will report as an error if the original origination date shown on the Extraction File does not agree with that shown on the COT or ROT or Registered Legal Charge subject to a +/- 1 month tolerance.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) or a Further Advance and no COT or ROT is available.

•  For CBTL loans we have agreed the loan origination date to the date shown on the Memorandum of Release document.

6

a)  0 exceptions noted.

4 were not applicable:

PA257, PA269, PA444, PA477

b)  1 missing document noted:

PA546

2 exceptions noted:

PA198, PA456

83 were not applicable:

PA498, PA499, PA506, PA511,

PA515, PA521, PA523, PA003,

PA004, PA014, PA017, PA021,

PA033, PA037, PA044, PA046,

PA051, PA054, PA073, PA090,

PA093, PA096, PA111, PA117,

PA119, PA128, PA154, PA159,

PA162, PA170, PA173, PA181,

PA184, PA185, PA194, PA196,

PA207, PA210, PA232, PA240,

PA241, PA253, PA257, PA262,

PA269, PA284, PA299, PA301,

PA307, PA318, PA319, PA334,

PA335, PA338, PA339, PA340,

PA353, PA356, PA359, PA361,

PA363, PA370, PA379, PA387,

PA388, PA399, PA405, PA411,

PA423, PA016, PA427, PA430,

PA437, PA444, PA461, PA471,

PA477, PA479, PA480, PA482,

PA486, PA490, PA542

7

Original Balance/Amount Advanced

a)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” agrees to shown on the Mortgage System.

b)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” to that shown on the Offer Letter or Further Advance Letter

•  In the case of an original advance we will agree the amount advanced to the COT or ROT.

•  We will report as an error if the amount advanced shown on the Extraction File in column “SU14: Advance Amount” does not agree with that shown on the Mortgage System, the Offer Letter or Further Advance Letter.

•  We have not reported an error where management have confirmed that the item was a fee sub account that had a nil Advance Amount.

•  We have not reported as an error if the amount advanced was within a tolerance of +/- £1,000

•  We have reported as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) or a Further Advance and not COT or ROT is available.

7

a)  0 exceptions noted.

21 were not applicable:

PA061, PA069, PA085, PA093,

PA105, PA113, PA115, PA136,

PA160, PA233, PA237, PA251,

PA268, PA271, PA343, PA378,

PA383, PA387, PA427, PA464,

PA531

b)  5 missing documents noted:

PA521, PA011, PA012, PA198,

PA546

1 exception noted:

PA507

55 were not applicable:

PA017, PA033, PA044, PA051,

PA054, PA093, PA096, PA111,

PA115, PA117, PA119, PA154,

PA159, PA162, PA170, PA181,

PA184, PA185, PA194, PA207,

PA210, PA232, PA240, PA241,

PA253, PA257, PA269, PA299,

PA301, PA307, PA319, PA332,

PA334, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA388, PA399,

PA405, PA411, PA427, PA437,

PA444, PA456, PA471, PA477,

PA486, PA531, PA542

•  For the avoidance of doubt if the sub account reference is not a “1” or the mortgage loan has been subject to a Mortgage Review “Redeem and Complete” but has a sub account reference of “1” then this will be treated as a further advance and the test will be recorded as Not Applicable.

•  For consistency where the document states any fees, we have agreed the amount advanced back to the amount per the document net of such fees.

•  For further advances where the Extraction file shows ND in column SU14, we have not reported an error where we can agree the account as a ground rent/service charge account. For the avoidance of doubt, we have agreed these cases to the ‘GRSC warning marker’ on the Mortgage System and a ground rent/service charge letter.

•  For CBTL loans we have agreed the loan origination date to the date shown on the Memorandum of Release document.

8

Loan Type (BTL / Resi)

a)  We will compare the purpose in the Extraction File in column “SU21: Product Type” to the Mortgage System (i.e. BTL or Residential); and

b)  the Offer Letter. We will report as an exception if the purpose in the Extraction File in column “SU21: Product Type” does not agree to the purpose of the Mortgage System or the Offer Letter.

•  For the avoidance of doubt, we will not report as an exception if the Offer Letter does not explicitly state BTL but there is nothing that implies the mortgage is Residential.

8

a)  0 exceptions noted.

34 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA525,

PA526, PA527, PA528, PA529,

PA558, PA559

b)  4 missing documents noted:

PA011, PA012, PA198, PA546

• For CBTL loans this data is not recorded in the Mortgage System and therefore in these cases this has been recorded as ‘Not Applicable’.

0 exceptions noted.

34 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA525,

PA526, PA527, PA528, PA529,

PA558, PA559

9

Loan Maturity Date

a)  For each mortgage loan, we will compare the maturity date of each advance as shown on the Extraction File in column “SU16: Loan Maturity Date” agrees with the Mortgage System. We will report as an error if the maturity date on the Extraction File in column “SU16: Loan Maturity Date” does not agree with that shown on the Mortgage System as determined by the remaining term.

b)  For each mortgage loan, we will compare the Loan Maturity Date shown on the Extraction File to that determined by the Mortgage Offer adjusted for any agreed term extension.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•  We have not recorded an error where the loan maturity date did not agree with the Mortgage Offer within a +/- 6 months tolerance.

9 a) 0 exceptions noted. b) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546 0 exceptions noted.

10

Current Interest Rate

a)  For each mortgage loan, we will compare the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” to that shown on the Mortgage System. We will report as an error if the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” does not agree with those shown on the Mortgage System.

b)  For each mortgage loan, we will compare the interest rate shown on the Extraction File to that shown in the Mortgage Offer.

•  We will not report an exception where a loan is SVR on the Extraction File and the Offer Letter is Fixed then SVR where the reversion date has passed.

•  We will not report an exception in cases where there has subsequently been a change in interest rate (eg. for debt management purposes) and support of the change in rate has been provided in the loan file.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

10 a) 0 exceptions noted. b) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546 0 exceptions noted.

11

Interest Rate Type

a)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown on the Mortgage System. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage System.

•  We have not reported as an exception where SU81 (Interest Rate Index) is BOE is a pass for test 12, and SU23 records ‘Tracker’.

11 a) 0 exceptions noted. 1 was not applicable: PA512

b)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown in the Mortgage Offer. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage Offer.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•  We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘Redeemed’ per “SU23: Current Interest Rate Type” where the unitary count has a balance outstanding in the Mortgage System.

•  For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

b) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546 0 exceptions noted. 1 was not applicable: PA512

12

Interest Rate Index

a)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage System. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage System.

12 a) 0 exceptions noted. 1 was not applicable: PA512 b) 5 missing documents noted:

b)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage Offer. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage Offer.

•  We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘RED’ per “SU81: Reference Rate” where the unitary count has a balance outstanding in the Mortgage System.

•  For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

PA521, PA011, PA012, PA198, PA546 0 exceptions noted. 1 was not applicable: PA512

13

Repayment type

a)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage System. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage Offer.

13 a) 0 exceptions noted. b) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546 2 exceptions noted: PA505, PA486

• For cases where the repayment type has changed since the offer, we have not reported an exception where a document is on file to evidence change in repayment type.

14

Product Maturity Date

a)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Extraction File in column “SU26: Product End Date” to the Mortgage System. We will report as an error if the Product Maturity Date in column “SU26: Product End Date” on the Extraction File does not agree with that shown on the Mortgage System.

•  We have not recorded an error where the Product Maturity Date is before the Cut Off date.

b)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Mortgage Offer to the Extraction File. We will report as an error if the product maturity date on the Extraction File does not agree with that shown on the Mortgage Offer.

•  We have not recorded an error where the Product Maturity Date is before the Cut Off date.

•  For the avoidance of doubt, if the field is blank and the Offer says lifetime then we will record a pass.

•  For CBTL loans this test is marked as Not Applicable as none of the loans have product introductory periods.

•  For cases where the product maturity date has changed since the offer, we have not reported an exception where a document is on file to evidence change in product maturity date.

14

a)  0 exceptions noted.

34 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA525,

PA526, PA527, PA528, PA529,

PA558, PA559

b)  4 missing documents noted:

PA011, PA012, PA198, PA546

0 exceptions noted.

34 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA525,

PA526, PA527, PA528, PA529,

PA558, PA559

15

Original Valuation Date

a)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48:Original Valuation Date” to that shown in the Mortgage System. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU48 can be agreed to the Valuation Archive File.

b)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

•  We will report as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File and is outside the tolerance specified.

•  For CBTL loans where there is a subsequent valuation the original data is overwritten and therefore in these cases this has been recorded as ‘Not Applicable’.

15

a)  0 exceptions noted.

29 were not applicable:

PA494, PA495, PA498, PA499,

PA501, PA504, PA505, PA510,

PA511, PA512, PA515, PA519,

PA520, PA521, PA524, PA004,

PA051, PA054, PA111, PA257,

PA269, PA332, PA335, PA387,

PA526, PA527, PA529, PA444,

PA477

b)  16 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

PA421, PA423, PA529, PA546

48 exceptions noted:

PA501, PA507, PA515, PA523,

PA035, PA037, PA055, PA059,

PA081, PA083, PA087, PA090,

PA094, PA100, PA112, PA132,

PA136, PA143, PA147, PA169,

PA196, PA218, PA233, PA262,

PA265, PA271, PA294, PA318,

PA334, PA349, PA351, PA355,

PA365, PA368, PA378, PA413,

PA434, PA445, PA447, PA448,

PA454, PA456, PA459, PA462,

PA465, PA489, PA491, PA531

47 were not applicable:

PA004, PA033, PA051, PA054,

PA093, PA096, PA111, PA119,

PA154, PA159, PA162, PA170,

PA181, PA184, PA185, PA194,

PA210, PA232, PA240, PA241,

PA253, PA257, PA269, PA299,

PA301, PA307, PA319, PA332,

PA335, PA338, PA339, PA340,

PA356, PA363, PA379, PA387,

	• We will not report an error where the Extraction File contains ‘ND’ (No data available), this will be reported as ‘Not Applicable’.	PA388, PA399, PA405, PA411, PA427, PA437, PA444, PA471, PA477, PA486, PA542

16

Original Valuation Amount

a)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Mortgage System. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU49 can be agreed to the Valuation Archive File.

b)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

•  Note that for those items where there has been a Mortgage Review (Redeem and Complete) and the previous mortgage account number has been replaced with a new account number or those items where there has been a further advance the original valuation amount in the mortgage extraction file represents the valuation amount at the time of the mortgage review or further advance.

16)

a)  0 exceptions noted.

54 were not applicable:

PA495, PA499, PA004, PA017,

PA033, PA051, PA054, PA093,

PA096, PA111, PA117, PA119,

PA154, PA159, PA162, PA170,

PA181, PA184, PA185, PA194,

PA207, PA210, PA232, PA240,

PA241, PA253, PA257, PA269,

PA299, PA301, PA307, PA319,

PA332, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA387, PA388,

PA399, PA405, PA411, PA427,

PA437, PA444, PA471, PA477,

PA486, PA542

b)  16 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

PA421, PA423, PA529, PA546

10 exceptions noted:

PA501, PA505, PA507, PA512,

PA515, PA090, PA315, PA343,

PA404, PA527

54 were not applicable:

PA495, PA499, PA004, PA017,

PA033, PA051, PA054, PA093,

PA096, PA111, PA117, PA119,

PA154, PA159, PA162, PA170,

PA181, PA184, PA185, PA194,

PA207, PA210, PA232, PA240,

PA241, PA253, PA257, PA269,

PA299, PA301, PA307, PA319,

PA332, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA387, PA388,

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File.

•  For cases where the property was a new build, and specified as such in the original valuation report, and no reinspection report is available, we have not recorded an exception where the valuation after completion agrees to the Extraction File and a valid COT exists for the property.

•  Where the Valuation Report includes a recommended retention, we have not reported an exception where the Extraction File agrees to the higher value shown per the Valuation Report.

•  We will not report an error where the Extraction File contains ‘ND’ (No data available), this will be reported as ‘Not Applicable’.

PA399, PA405, PA411, PA427, PA437, PA444, PA471, PA477, PA486, PA542

17

Original Valuation Type

a)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Mortgage System. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU47 can be agreed to the Valuation Archive File.

17

a)  0 exceptions noted.

81 were not applicable:

PA494, PA495, PA496, PA498,

PA499, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA508, PA510, PA511, PA512,

PA513, PA514, PA515, PA517,

PA518, PA519, PA520, PA521,

PA522, PA523, PA524, PA017,

PA033, PA093, PA096, PA111,

PA117, PA119, PA154, PA159,

PA162, PA170, PA181, PA184,

PA185, PA194, PA207, PA210,

PA232, PA240, PA241, PA253,

PA257, PA269, PA299, PA301,

PA307, PA319, PA335, PA338,

PA339, PA340, PA356, PA361,

b)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Valuation Report. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Valuation Report.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File.

•  For CBTL loans this data is not recorded in the Mortgage System and therefore in these cases this has been recorded as ‘Not Applicable’.

•  For cases where the Extraction File states ‘Unknown’, we have not reported an exception where evidence of a valuation document exists on the mortgage file.

PA363, PA370, PA379, PA388,

PA399, PA405, PA411, PA525,

PA526, PA527, PA528, PA529,

PA427, PA437, PA444, PA471,

PA477, PA486, PA558, PA559,

PA542

b)  16 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

PA421, PA423, PA529, PA546

0 exceptions noted.

49 were not applicable:

PA017, PA033, PA051, PA054,

PA093, PA096, PA111, PA117,

PA119, PA154, PA159, PA162,

PA170, PA181, PA184, PA185,

PA194, PA207, PA210, PA232,

PA240, PA241, PA253, PA257,

PA269, PA299, PA301, PA307,

PA319, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA388, PA399,

PA405, PA411, PA427, PA437,

PA444, PA471, PA477, PA486,

PA542

18

Latest Valuation Date

a)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” does not agree with that shown on the Latest Valuation Report to within -/+ 16 weeks.

18

a)  0 exceptions noted.

6 were not applicable:

PA495, PA257, PA269, PA335,

PA444, PA477

b)  20 missing documents noted:

PA512, PA515, PA524, PA003,

PA006, PA011, PA053, PA079,

PA166, PA198, PA215, PA260,

PA262, PA327, PA332, PA353,

PA384, PA421, PA423, PA546

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 15a, we will automatically pass the Latest Valuation Date test.

•  We will report as ‘Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File and is outside the tolerance specified.

9 exceptions noted:

PA501, PA504, PA507, PA218,

PA349, PA365, PA447, PA490,

PA531

21 were not applicable:

PA495, PA033, PA051, PA054,

PA184, PA194, PA232, PA240,

PA241, PA257, PA269, PA299,

PA319, PA335, PA356, PA363,

PA437, PA444, PA477, PA486,

PA542

19

Latest Valuation Amount

a)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” to that shown on the Mortgage System. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” agrees with that shown on the Latest Valuation Report. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with the valuation amount shown on the Latest Valuation Report.

19

a)  0 exceptions noted.

47 were not applicable:

PA017, PA033, PA093, PA096,

PA111, PA117, PA119, PA154,

PA159, PA162, PA170, PA181,

PA184, PA185, PA194, PA207,

PA210, PA232, PA240, PA241,

PA253, PA257, PA269, PA299,

PA301, PA307, PA319, PA335,

PA338, PA339, PA340, PA356,

PA361, PA363, PA370, PA379,

PA388, PA399, PA405, PA411,

PA427, PA437, PA444, PA471,

PA477, PA486, PA542

b)  20 missing documents noted:

PA512, PA515, PA524, PA003,

PA006, PA011, PA053, PA079,

PA166, PA198, PA215, PA260,

PA262, PA327, PA332, PA353,

PA384, PA421, PA423, PA546

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 16a, we will automatically pass the Latest Valuation Amount test.

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File.

2 exceptions noted:

PA501, PA507

49 were not applicable:

PA017, PA033, PA051, PA054,

PA093, PA096, PA111, PA117,

PA119, PA154, PA159, PA162,

PA170, PA181, PA184, PA185,

PA194, PA207, PA210, PA232,

PA240, PA241, PA253, PA257,

PA269, PA299, PA301, PA307,

PA319, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA388, PA399,

PA405, PA411, PA427, PA437,

PA444, PA471, PA477, PA486,

PA542

20

Latest Valuation Type

a)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU50: Latest Valuation Type” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” does not agree with that shown on the Latest Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 17a, we will automatically pass the Latest Valuation Type test

20

a)  0 exceptions noted.

78 were not applicable:

PA494, PA495, PA496, PA498,

PA501, PA502, PA503, PA504,

PA505, PA506, PA507, PA508,

PA510, PA511, PA512, PA513,

PA514, PA515, PA517, PA518,

PA519, PA520, PA521, PA522,

PA523, PA524, PA017, PA033,

PA093, PA096, PA111, PA117,

PA119, PA154, PA159, PA162,

PA170, PA181, PA184, PA185,

PA194, PA207, PA210, PA232,

PA240, PA241, PA253, PA257,

PA269, PA299, PA301, PA307,

PA319, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA388, PA399,

PA405, PA411, PA525, PA526,

PA527, PA528, PA529, PA427,

PA437, PA444, PA471, PA477,

PA486, PA542

b)  20 missing documents noted:

PA512, PA515, PA524, PA003,

PA006, PA011, PA053, PA079,

PA166, PA198, PA215, PA260,

•  We will report as ’Not Applicable’ if the account is a Mortgage Review (Redeem and Complete) and flagged as such on the Extraction File.

•  For cases where the Extraction File states ‘Unknown’, we have not reported an exception where evidence of a valuation document exists on the mortgage file.

•  For CBTL loans this data is not recorded in the Mortgage System and therefore in these cases this has been recorded as ‘Not Applicable’.

PA262, PA327, PA332, PA353,

PA384, PA421, PA423, PA546

1 exception noted:

PA004

49 were not applicable:

PA017, PA033, PA051, PA054,

PA093, PA096, PA111, PA117,

PA119, PA154, PA159, PA162,

PA170, PA181, PA184, PA185,

PA194, PA207, PA210, PA232,

PA240, PA241, PA253, PA257,

PA269, PA299, PA301, PA307,

PA319, PA335, PA338, PA339,

PA340, PA356, PA361, PA363,

PA370, PA379, PA388, PA399,

PA405, PA411, PA427, PA437,

PA444, PA471, PA477, PA486,

PA542

21

Current Balance

For each mortgage loan, we will compare the current loan balance shown on the Extraction File in column “SU09: Current Balance” to that shown on the Mortgage System as at the Cut-Off Date. We will report as an error if the current balance shown on the Extraction File in column “SU09: Current Balance” does not agree with that shown on Mortgage System as at the Cut-Off Date.

21) 0 exceptions noted.

22

Current Monthly Scheduled Payment

For each mortgage loan we will compare the current monthly scheduled payment per the Extraction File in column “SU60: CMS” to the current monthly scheduled payment disclosed on the Mortgage System.

22) 0 exceptions noted.

23

Payment Method

We will compare the Last CMS Paid Transaction Type appearing in the Extraction File in column “SU233: Last CMS Paid Transaction Type” to that recorded in the Mortgage System.

For the avoidance of doubt, we will pass this test where the Extraction File in column “SU119: Payment Method” states “Other” and the Mortgage System shows anything other than “Direct Debit”.

In cases where the datatape shows zero, we have not reported an exception where the system shows no transactions for the past 12 months.

23) 0 exceptions noted.

24

Overpayment and Redraw Available

For loans with flexible re-draw facilities (identified by a value of greater than £0 in the Extraction File column “ SU41: Overpayment and Redraw Available”), we will compare the maximum redraw loan amount potentially available shown in the “SU41” data field in the Extract File to the Mortgage System for any loan described as having flexible re-draw facilities.

For cases where the overpayment flag (SU237) is set as non-flexible then this test has been recorded as a pass if SU41 is nil and the flag is agreed to the system.

24) 0 exceptions noted.

25

Arrears Balance

For each mortgage loan in arrears, we will compare the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” to the arrears balance shown on the Mortgage System (including all sub accounts) as at the Cut-Off Date. We will report as an error if the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” does not agree to the arrears balance (including all sub accounts) shown on the Mortgage System as at the Cut-Off Date.

•  We will not report as an error if the arrears balance shown on the Mortgage System is a credit figure and the Extraction File in column “SU169: Unitary Secured Arrears balance” shows nil.

25) 0 exceptions noted.

26

Indexed LTV (%)

For each mortgage loan we will re-perform the indexed LTV calculation by dividing the Current Balance (SU09 in the Extraction File) by the Indexed Valuation (SU53 in the Extraction File ) and compare our calculation to that disclosed on the Extraction File ( “SU11: Indexed LTV”).

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

For the avoidance of doubt our recalculation will be performed on the Extraction File in column “SU11: Indexed LTV” disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

This calculation has been reperformed at the unitary secured balance level.

26) 0 exceptions noted.

27

Indexed Valuation

For each mortgage loan we will re-perform the indexed valuation of the property listed as a security using the Halifax Indexation Data and compare our calculation to that disclosed on the Extraction File in column “SU53: Indexed Valuation”.

For the avoidance of doubt our recalculation will be performed based on the Extraction File disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

This calculation requires data from SU55: Region, SU51: Latest Valuation, and SU52:Latest Valuation Date - therefore if any of these three contain ‘ND’ then we have recorded this test as Not Applicable.

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

27) 0 exceptions noted. 2 were not applicable: PA495, PA519

28

Original Rental Income

For each mortgage loan we will report whether there is relevant income confirmation required by the Vendor’s underwriting guidelines on the mortgage file. For this test management have informed us that the relevant income confirmation may be one of the following:

•  Valuation report rental income

•  Tenancy agreement

We have reported “Not Applicable” where the Extraction File states that there is No Data for the borrower’s rental income.

28) 2 missing documents noted:

PA499, PA198

0 exceptions noted.

427 were not applicable:

PA495, PA501, PA502, PA503,

PA504, PA505, PA506, PA507,

PA510, PA512, PA513, PA514,

PA515, PA519, PA522, PA001,

PA003, PA004, PA006, PA007,

PA010, PA011, PA012, PA013,

PA014, PA017, PA018, PA019,

PA021, PA024, PA025, PA026,

PA027, PA028, PA029, PA030,

PA031, PA032, PA033, PA034,

PA035, PA036, PA037, PA038,

PA040, PA041, PA043, PA044,

PA046, PA047, PA048, PA049,

PA051, PA052, PA053, PA054,

PA055, PA056, PA057, PA059,

PA060, PA061, PA062, PA063,

PA065, PA066, PA067, PA069,

PA070, PA071, PA072, PA073,

PA074, PA075, PA076, PA077,

PA078, PA079, PA080, PA081,

PA082, PA083, PA084, PA085,

PA087, PA088, PA090, PA093,

PA094, PA095, PA096, PA097,

PA098, PA099, PA100, PA103,

PA104, PA105, PA107, PA109,

PA110, PA111, PA112, PA113,

PA115, PA116, PA117, PA118,

PA119, PA120, PA121, PA123,

PA125, PA127, PA128, PA129,

PA130, PA131, PA133, PA135,

PA136, PA137, PA140, PA141,

PA142, PA143, PA144, PA147,

PA148, PA151, PA152, PA153,

PA154, PA155, PA156, PA158,

PA159, PA160, PA161, PA162,

PA163, PA164, PA166, PA168,

PA169, PA170, PA171, PA175,

PA176, PA177, PA178, PA179,

PA180, PA181, PA182, PA183,

PA184, PA185, PA187, PA188,

PA190, PA191, PA193, PA194,

PA195, PA196, PA197, PA199,

PA200, PA202, PA204, PA205,

PA206, PA207, PA208, PA209,

PA211, PA212, PA214, PA215,

PA216, PA217, PA218, PA220,

PA221, PA222, PA223, PA224,

PA225, PA227, PA228, PA229,

PA231, PA232, PA233, PA234,

PA235, PA237, PA238, PA240,

PA241, PA242, PA243, PA245,

PA246, PA248, PA250, PA251,

PA252, PA253, PA254, PA255,

PA257, PA258, PA259, PA260,

PA261, PA262, PA263, PA264,

PA265, PA266, PA267, PA268,

PA269, PA270, PA271, PA272,

PA273, PA276, PA277, PA280,

PA283, PA284, PA285, PA286,

PA287, PA288, PA289, PA290,

PA291, PA292, PA293, PA294,

PA295, PA296, PA299, PA300,

PA301, PA302, PA303, PA304,

PA305, PA306, PA307, PA309,

PA310, PA312, PA313, PA314,

PA315, PA316, PA317, PA319,

PA320, PA321, PA322, PA323,

PA324, PA325, PA326, PA327,

PA328, PA329, PA330, PA331,

PA332, PA333, PA335, PA336,

PA337, PA338, PA340, PA342,

PA343, PA344, PA345, PA347,

PA348, PA349, PA350, PA351,

PA352, PA353, PA355, PA356,

PA357, PA358, PA359, PA361,

PA362, PA363, PA364, PA365,

PA368, PA369, PA370, PA371,

PA372, PA374, PA376, PA377,

PA378, PA379, PA380, PA381,

PA382, PA383, PA384, PA385,

PA387, PA388, PA389, PA390,

PA393, PA394, PA396, PA397,

PA398, PA399, PA400, PA401,

PA402, PA403, PA404, PA405,

PA409, PA410, PA411, PA413,

PA414, PA415, PA418, PA421,

PA423, PA424, PA527, PA529,

PA015, PA016, PA425, PA426,

PA427, PA428, PA429, PA430,

PA431, PA433, PA434, PA435,

PA436, PA437, PA438, PA439,

PA441, PA442, PA443, PA444,

PA445, PA446, PA447, PA448,

PA449, PA450, PA451, PA453,

PA454, PA455, PA456, PA457,

PA459, PA460, PA461, PA462,

PA463, PA464, PA465, PA466,

PA467, PA468, PA469, PA470,

PA471, PA474, PA475, PA476,

PA477, PA478, PA479, PA480,

PA482, PA483, PA484, PA485,

PA486, PA487, PA488, PA489,

PA490, PA491, PA493, PA530,

PA531, PA532, PA533, PA534,

PA536, PA538, PA539, PA540,

PA541, PA542, PA543, PA544,

PA545, PA546, PA547

29

Latest Rental Income Verification

For each mortgage loan, we will check whether the latest rental income shown on the Extraction File in columns “SU239: Latest Rental Income” agrees to the income shown on the Mortgage System. We will report as an error if the amount of borrower(s) income shown on the Extraction File is different to the income shown on the Mortgage System.

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

We will not report an exception where latest rental income has not been available on the system, but this has been agreed back to the CBTL application archive extraction file: CBTL App Backend data.xlsx

29) 0 exceptions noted.

411 were not applicable:

PA499, PA001, PA003, PA004,

PA006, PA007, PA010, PA011,

PA012, PA013, PA014, PA017,

PA018, PA019, PA021, PA024,

PA025, PA026, PA027, PA028,

PA029, PA030, PA031, PA032,

PA033, PA034, PA035, PA036,

PA037, PA038, PA040, PA041,

PA043, PA044, PA046, PA047,

PA048, PA049, PA051, PA052,

PA053, PA054, PA055, PA056,

PA057, PA059, PA060, PA061,

PA062, PA063, PA065, PA066,

PA067, PA069, PA070, PA071,

PA072, PA073, PA074, PA075,

PA076, PA077, PA078, PA079,

PA080, PA081, PA082, PA083,

PA084, PA085, PA087, PA088,

PA090, PA093, PA094, PA095,

PA096, PA097, PA098, PA099,

PA100, PA103, PA104, PA105,

PA107, PA109, PA110, PA111,

PA112, PA113, PA115, PA116,

PA117, PA118, PA119, PA120,

PA121, PA123, PA125, PA127,

PA128, PA129, PA130, PA131,

PA133, PA135, PA136, PA137,

PA140, PA141, PA142, PA143,

PA144, PA147, PA148, PA151,

PA152, PA153, PA154, PA155,

PA156, PA158, PA159, PA160,

PA161, PA162, PA163, PA164,

PA166, PA168, PA169, PA170,

PA171, PA175, PA176, PA177,

PA178, PA179, PA180, PA181,

PA182, PA183, PA184, PA185,

PA187, PA188, PA190, PA191,

PA193, PA194, PA195, PA196,

PA197, PA199, PA200, PA202,

PA204, PA205, PA206, PA207,

PA208, PA209, PA211, PA212,

PA214, PA215, PA216, PA217,

PA218, PA220, PA221, PA222,

PA223, PA224, PA225, PA227,

PA228, PA229, PA231, PA232,

PA233, PA234, PA235, PA237,

PA238, PA240, PA241, PA242,

PA243, PA245, PA246, PA248,

PA250, PA251, PA252, PA253,

PA254, PA255, PA257, PA258,

PA259, PA260, PA261, PA262,

PA263, PA264, PA265, PA266,

PA267, PA268, PA269, PA270,

PA271, PA272, PA273, PA276,

PA277, PA280, PA283, PA284,

PA285, PA286, PA287, PA288,

PA289, PA290, PA291, PA292,

PA293, PA294, PA295, PA296,

PA299, PA300, PA301, PA302,

PA303, PA304, PA305, PA306,

PA307, PA309, PA310, PA312,

PA313, PA314, PA315, PA316,

PA317, PA319, PA320, PA321,

PA322, PA323, PA324, PA325,

PA326, PA327, PA328, PA329,

PA330, PA331, PA332, PA333,

PA335, PA336, PA337, PA338,

PA340, PA342, PA343, PA344,

PA345, PA347, PA348, PA349,

PA350, PA351, PA352, PA353,

PA355, PA356, PA357, PA358,

PA359, PA361, PA362, PA363,

PA364, PA365, PA368, PA369,

PA370, PA371, PA372, PA374,

PA376, PA377, PA378, PA379,

PA380, PA381, PA382, PA383,

PA384, PA385, PA387, PA388,

PA389, PA390, PA393, PA394,

PA396, PA397, PA398, PA399,

PA400, PA401, PA402, PA403,

PA404, PA405, PA409, PA410,

PA411, PA413, PA414, PA415,

PA418, PA421, PA423, PA424,

PA015, PA016, PA425, PA426,

PA427, PA428, PA429, PA430,

PA431, PA433, PA434, PA435,

PA436, PA437, PA438, PA439,

PA441, PA442, PA443, PA444,

PA445, PA446, PA447, PA448,

PA449, PA450, PA451, PA453,

PA454, PA455, PA456, PA457,

PA459, PA460, PA461, PA462,

PA463, PA464, PA465, PA466,

PA467, PA468, PA469, PA470,

PA471, PA474, PA475, PA476,

PA477, PA478, PA479, PA480,

PA482, PA483, PA484, PA485,

PA486, PA487, PA488, PA489,

PA490, PA491, PA493, PA530,

PA531, PA532, PA533, PA534,

PA536, PA538, PA539, PA540,

PA541, PA542, PA543, PA544,

PA545, PA546, PA54757

30

Date of Birth

For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65 to SU66: Borrower Date of Birth” for Borrowers 1-2 matches the Date of Birth shown on the

a)  Mortgage System; and

b)  Original Application Form or Proof of ID.

•  Management have instructed us not to report as an exception where there is a confirmation of change of parties and one date of birth doesn’t agree to the Application Form.

•  In cases where the borrower is a Company we have reported this test as ‘Not Applicable’.

30

a)  0 exceptions noted.

9 were not applicable:

PA498, PA503, PA514, PA517,

PA519, PA523, PA524, PA529,

PA558

b)  8 missing documents noted:

PA521, PA007, PA011, PA285,

PA353, PA384, PA418, PA546

6 exceptions noted:

PA515, PA036, PA043, PA202,

PA248, PA435

9 were not applicable:

PA498, PA503, PA514, PA517,

PA519, PA523, PA524, PA529,

PA558

31

Lien

For each mortgage account, we checked that the Vendor held first legal charge over the property by reference to the HMLR record for properties in England & Wales and Scotland or a signed Mortgage Deed for properties on Northern Ireland.

We will not record an exception where the property has redeemed.

31) 1 exception noted: PA523

32

Prior Bankruptcy / IVA

For each mortgage loan, we will agree to the credit bureau data extract download the Bankruptcy/IVA status shown on the Extraction File in column “SU208: Credit Data 1 (Borrower 1 Number of Bankruptcies / IVAs Last 6 Years (Equifax indicator CSC13)”. We will report as an error if the Bankruptcy/IVA status shown on the Extraction File does not agree to the credit bureau data extract.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

32) 0 exceptions noted.

33

Total Number of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of satisfied CCJs shown on the Extraction File in column “SU213: Credit Data 6 Borrower 1 Number of CCJs Last 6 Years (Satisfied only) (Equifax indicator CSC9)”. We will report as an error if the number of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

33) 0 exceptions noted.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

34

Total Number of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of unsatisfied CCJs shown on the Extraction File in column “SU210: Credit Data 3 Borrower 1 Number of CCJs Last 6 Years (Unsatisfied Only) (Equifax indicator CSC40)”. We will report as an error if the number of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

34) 0 exceptions noted.

35

Total Value of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of satisfied CCJs shown on the Extraction File in column “SU214: Credit Data 7 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Satisfied Only)”. We will report as an error if the value of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

35) 0 exceptions noted.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

36

Total Value of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of unsatisfied CCJs shown on the Extraction File in column “SU212: Credit Data 5 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Unsatisfied Only) (Equifax indicator CSC42)”. We will report as an error if the value of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

36) 0 exceptions noted.

37

Months in Arrears

For each mortgage loan, we will compare the months in arrears amount for the entire secured loan (including all secured sub loans) shown in the Extraction File in column “SU39: Secured MIA” to the month in arrears information for the mortgage loan in total (including all secured sub loans) to the Mortgage System.

Management have instructed us not to report as an exception any sample where the MIA per the extraction file is over 99 months and the system shows 99. This is because the system only has the ability to go to a maximum of two digits.

37) 0 exceptions noted.

38

Signatures

We will report as an exception if signed copies of the following documents were not available in the Mortgage File:

a)  Mortgage application/declaration;

b)  Valuation Report; and

c)  Certificate of Title/Report on Title

•  For the avoidance of doubt, we will not report an exception in instances where an electronic signature has been used.

•  For the avoidance of doubt where the mortgage loan relates to a further advance or is classed as a redeem and complete and a new COT would not be provided then this test will be marked as “Not Applicable”.

38

a)  51 missing documents noted:

PA521, PA007, PA011, PA043,

PA048, PA053, PA123, PA155,

PA156, PA166, PA171, PA181,

PA184, PA194, PA198, PA227,

PA235, PA241, PA259, PA264,

PA272, PA285, PA291, PA312,

PA325, PA329, PA331, PA336,

PA353, PA382, PA384, PA389,

PA393, PA402, PA413, PA418,

PA423, PA425, PA427, PA430,

PA441, PA444, PA451, PA466,

PA467, PA468, PA474, PA480,

PA487, PA488, PA546

0 exceptions noted.

b)  17 missing documents noted:

PA504, PA511, PA521, PA007,

PA011, PA053, PA079, PA166,

PA198, PA260, PA353, PA384,

PA421, PA423, PA529, PA444,

PA546

2 exceptions noted:

PA299, PA527

c)  11 missing documents noted:

PA511, PA523, PA012, PA053,

PA078, PA090, PA166, PA198,

PA296, PA317, PA546

0 exceptions noted.

44 were not applicable:

PA003, PA004, PA014, PA021,

PA037, PA046, PA061, PA069,

PA073, PA085, PA093, PA105,

PA113, PA115, PA117, PA128,

PA136, PA153, PA160, PA173,

PA196, PA233, PA237, PA241,

PA251, PA268, PA271, PA284,

PA343, PA356, PA359, PA378,

PA383, PA387, PA016, PA427,

PA430, PA461, PA464, PA479,

PA480, PA482, PA490, PA531

39

Vendor

We will compare the Vendor as shown on the Extraction File in column “SU19b: Origination Brand” to the Vendor disclosed on the Offer Letter and report if they are not the same.

We will not report as an exception if the Vendor is L&G and the Mortgage Offer States NRAM.

39) 5 missing documents noted: PA521, PA011, PA012, PA198, PA546 0 exceptions noted.

Appendix 2: Details of exceptions in the report.

Appendix 2 contains the details of the exceptions, being the Extraction File value and the result of testing (“Testing Result”).

Description of Agreed Upon Procedure
2b)i)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Application Form (“AF”).

1 exception noted.

Sample Number	Extraction File	Testing Result
PA498	SJK Properties Ltd Peter Spencer	Stephen Kelly and Catherine Devine

2b)ii)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Offer Letter (“OL”).

2 exceptions noted.

Sample Number	Extraction File	Testing Result
PA498	SJK Properties Ltd Peter Spencer	SJK Properties Ltd Stephen Kelly

PA486	James Wilson, Gemma Wilson	James Wilson

2b)iii)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Original Valuation Report (“VR”).

1 exception noted.

Sample Number	Extraction File	Testing Result
PA494	Roger Merchant	M Merchant

3b)i)

Security Address and Out code

We will check whether the property address and out code shown on the Offer Letter/ Further Advance Offer Letter agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

5 exceptions noted.

Sample Number	Extraction File	Testing Result
PA523	Englefield, West View, NE63 0RZ	Address not on Offer Letter

PA069	17 St Nicholas Court, Fryors Street, Ipswich, GU1 3TG	17 St Nicholas Court, Fryors Street, Ipswich, IP1 2TJ

PA289	20 Romsey Drive, Boldon Colliery, Tyne and Wear, NE35 9NB	20 Romsey Drive, Boldon Colliery, Tyne and Wear

PA321	28 Barningham Street, Darlington, County Durham, DH2 5LD	28 Barningham Street, Darlington, County Durham, DL3 6NS

PA384	51 Audley Drive, Beeston, Nottingham, NG9 2SF	Blank

3b)ii)

Security Address and Out code

We will check whether the property address and out code shown on the Original Valuation Report agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

3 exceptions noted.

Sample Number	Extraction File	Testing Result
PA069	17 St Nicholas Court, Fryors Street, Ipswich, GU1 3TG	17 St Nicholas Court, Fryors Street, Ipswich, IP1 2TJ

PA223	316 Pennyfields, Thorpe Astley, Braunstone, Leicester, LE3 3RQ	19 Marshall Close, Thorpe Astley, Braunstone, Leicester, LE3 3RQ

PA321	28 Barningham Street, Darlington, County Durham, DH2 5LD	28 Barningham Street, Darlington, County Durham, DL3 6NS

3b)iii)

Security Address and Out code

We will check whether the property address and out code shown on one of Registered Legal Charge, COT, ROT, Mortgage Deed or Land registry agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

4 exceptions noted.

Sample Number	Extraction File	Testing Result
PA069	17 St Nicholas Court, Fryors Street, Ipswich, GU1 3TG	17 St Nicholas Court, Fryors Street, Ipswich, IP1 2TJ

PA223	316 Pennyfields, Thorpe Astley, Braunstone, Leicester, LE3 3RQ	19 Marshall Close, Thorpe Astley, Braunstone, Leicester, LE3 3RQ

PA321	28 Barningham Street, Darlington, County Durham, DH2 5LD	28 Barningham Street, Darlington, County Durham, DL3 6NS

PA378	Apartment 141,10 Hall Street, Hockley, Birmingham, HP22 5EG	Apartment 141, 10 Hall Street, Hockley, Birmingham, B18 6BX

4b)

Property Type

We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Original Valuation Report using the mapping provided to us by management.

23 exceptions noted.

Sample Number	Extraction File	Testing Result
PA090	Semi Detached House	Ground Floor Flat

PA096	Semi Detached House	Purpose Built Flat

PA117	Detached House	Mid Terrace House

PA119	Semi Detached House	Mid Terraced House

PA153	Detached House	Apartment Type House

PA154	Semi Detached House	Ground Floor Apartment

PA170	Detached House	Semi Detached House

PA207	Terraced House	Flat or Apartment

PA253	Detached House	Mid Terraced House

PA257	Semi Detached House	Second-floor flat

PA299	Detached House	Terrance (Mid)

PA301	Detached House	Flat

PA307	Detached House	Flat

PA314	Terraced House	4 bed 3-storey house

PA334	Semi Detached House	Flat

PA339	Semi Detached House	Terrace (End)

PA355	Semi Detached House	Three storey town house

PA356	Detached House	Flat

PA361	Detached House	Terraced House

PA388	Detached House	Mid-terraced house

PA399	Detached House	Flat

PA477	Detached House	Small two storey house

PA486	Detached House	Flat

5b)

Property Tenure

We will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” to tenure of property recorded in the COT or HMLR.

46 exceptions noted.

*  For these loans the datatape has been updated to testing result so that these are no longer exceptions as part of a data clean-up exercise prior to the system migration, however these have been left as exceptions as the data clean-up was not carried out across the whole pool.

Sample Number	Extraction File	Testing Result
PA001	Leasehold	Freehold

PA004	Leasehold	Freehold

PA006	Leasehold	Freehold

PA011	Leasehold	Freehold

PA013	Leasehold	Freehold

PA014	Leasehold	Freehold

PA040	Leasehold	Freehold

PA082*	Freehold	Leasehold

PA090*	Freehold	Leasehold

PA096*	Freehold	Leasehold

PA098*	Freehold	Leasehold

PA111*	Freehold	Leasehold

PA113*	Freehold	Leasehold

PA115*	Freehold	Leasehold

PA132*	Freehold	Leasehold

PA148*	Leasehold	Freehold

PA154*	Freehold	Leasehold

PA173*	Freehold	Leasehold

PA179*	Freehold	Leasehold

PA181*	Freehold	Leasehold

PA194*	Freehold	Leasehold

PA196*	Freehold	Leasehold

PA222*	Leasehold	Freehold

PA233*	Freehold	Leasehold

PA240*	Freehold	Leasehold

PA257*	Freehold	Leasehold

PA259*	Freehold	Leasehold

PA266*	Freehold	Leasehold

PA271*	Freehold	Leasehold

PA287*	Leasehold	Freehold

PA310	Leasehold	Freehold

PA314*	Freehold	Leasehold

PA339*	Freehold	Leasehold

PA349*	Leasehold	Freehold

PA356*	Freehold	Leasehold

PA371*	Freehold	Leasehold

PA394*	Freehold	Leasehold

PA015	Leasehold	Freehold

PA016	Leasehold	Freehold

PA427*	Freehold	Leasehold

PA429*	Freehold	Leasehold

PA466*	Freehold	Leasehold

PA471*	Freehold	Leasehold

PA486*	Freehold	Leasehold

PA542*	Freehold	Leasehold

PA546*	Freehold	Leasehold

6b)	Origination Date We will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. 2 exceptions noted.

Sample Number	Extraction File	Testing Result	Months Difference
PA198	04/07/2005	06/10/2005	6

PA456	24/05/2007	10/12/2004	29

7b)

Original Balance/Amount Advanced

We will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” agrees to shown on the Mortgage Offer Letter or Further Advance Letter

1 exception noted.

Sample Number	Extraction File	Testing Result
PA507	888,320.09	200,000.00

13b)	Repayment type We will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. 2 exceptions noted.

Sample Number	Extraction File	Testing Result
PA505	Interest Only	Repayment

PA486	Interest Only	Repayment

15b)	Original Valuation Date We will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. 48 exceptions noted.

Sample Number	Extraction File	Testing Result	Months Difference
PA501	17/04/1998	05/02/1997	14

PA507	07/01/2003	10/11/1999	37

PA515	06/09/2006	03/08/2001	61

PA523	17/11/2006	24/4/2003	42

PA035	06/02/2007	22/09/2006	4

PA037	02/12/2005	21/07/2005	4

PA055	28/09/2005	06/06/2005	3

PA059	06/06/2008	28/03/2007	14

PA081	22/09/2006	23/02/2006	6

PA083	19/01/2007	11/10/2005	15

PA087	17/04/2007	25/09/2006	6

PA090	23/04/2007	30/08/2006	7

PA094	04/01/2008	09/05/2007	7

PA100	24/05/2005	12/02/2004	15

PA112	16/05/2007	14/11/2006	6

PA132	30/11/2006	4/6/2006	5

PA136	10/08/2005	28/02/2005	5

PA143	09/01/2007	26/10/2006	2

PA147	21/08/2006	20/04/2006	4

PA169	28/06/2005	24/02/2005	4

PA196	14/02/2006	13/10/2005	4

PA218	18/12/2007	13/4/2007	8

PA233	28/06/2006	13/02/2006	4

PA262	23/04/2007	25/02/2005	25

PA265	05/10/2006	31/03/2006	6

PA271	23/10/2007	13/6/2007	4

PA294	20/04/2007	20/12/2006	4

PA318	23/08/2006	24/08/2004	23

PA334	22/03/2006	09/05/2005	10

PA349	18/04/2008	27/11/2007	4

PA351	30/10/2007	27/3/2007	7

PA355	26/10/2004	27/1/2004	8

PA365	21/04/2008	06/08/2007	8

PA368	28/09/2004	06/05/2004	4

PA378	23/06/2006	01/10/2006	3

PA413	19/12/2007	4/10/2007	2

PA434	21/01/2008	18/05/2007	8

PA445	14/01/2005	08/03/2004	10

PA447	28/10/2008	6/5/2008	5

PA448	06/03/2007	27/10/2006	4

PA454	12/12/2007	4/3/2007	9

PA456	24/05/2007	15/11/2004	30

PA459	10/05/2006	31/01/2006	3

PA462	18/12/2006	5/2/2006	10

PA465	29/03/2006	17/11/2005	4

PA489	11/10/2007	21/2/2007	7

PA491	24/05/2005	24/11/2004	6

PA531	03/03/2006	26/09/2006	6

PA552	01/04/2003	18/10/2002	5

16b)

Original Valuation Amount

We will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

10 exceptions noted.

Sample Number	Extraction File	Testing Result
PA501	335,000.00	86,000.00

PA505	370,000.00	350,000.00

PA507	165,000.00	60,000.00

PA512	325,000.00	146,000.00

PA515	650,000.00	290,000.00

PA090	230,000.00	220,000.00

PA315	150,000.00	100,000.00

PA343	157,000.00	100,000.00

PA404	155,000.00	150,000.00

PA527	355,000.00	345,000.00

18b)

Latest Valuation Date

We will compare the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” to that shown on the Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” does not agree with that shown on the Valuation Report to within -/+ 16 weeks.

9 exceptions noted.

Sample Number	Extraction File	Testing Result	Months Difference
PA501	08/11/2006	05/08/2002	51

PA504	20/09/1993	07/12/2000	86

PA507	07/01/2003	26/07/2000	29

PA218	18/12/2007	13/4/2007	8

PA349	18/04/2008	27/11/2007	4

PA365	21/04/2008	06/08/2007	8

PA447	28/10/2008	06/05/2008	5

PA490	30/05/2006	16/01/2006	4

PA531	01/03/2008	26/09/2006	17

19b)

Latest Valuation Amount

We will compare the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” agrees with that shown on the Valuation Report. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

2 exceptions noted.

Sample Number	Extraction File	Testing Result
PA501	335,000.00	175,000.00

PA507	165,000.00	115,000.00

20b)

Latest Valuation Type

We will compare the latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” to that shown on the Valuation Report. We will report as an error if the latest valuation type shown on the Extraction File in column “SU50:Latest Valuation Type” does not agree with that shown on the Valuation Report.

1 exceptions noted.

Sample Number	Extraction File	Testing Result
PA004	Physical	Desk Top

30b)

Date of Birth

For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65 to SU66: Borrower Date of Birth” for Borrowers 1-2 matches the Date of Birth shown on the Original Application Form or Proof of ID.

6 exceptions noted.

Sample Number	Extraction File	Testing Result
PA515	04/07/1959	04/07/1957

PA036	15/05/1961, 10/02/1964	16/05/1961

PA043	28/09/1965, 24/02/1968	17/10/1978

PA202	18/01/1981	19/01/1981

PA248	18/01/1979, 16/07/1971	16/07/1977

PA435	09/03/1977	03/09/2007

31)

Lien

For each mortgage account, we checked that the Vendor held first legal charge over the property by reference to the HMLR record for properties in England & Wales and Scotland or a signed Mortgage Deed for properties on Northern Ireland.

1 exceptions noted.

Sample Number	Extraction File	Testing Result
PA523	NRAM	No mention of NRAM per Land Reg.

38b)	Signatures We will report as an exception if signed copies of the Original Valuation Report were not available in the Mortgage File: 3 exceptions noted.

Sample Number	Extraction File	Testing Result
PA299	Signed	Not signed

PA527